Intangible Assets - Summary of Goodwill Recognized (Details) - Goodwill - EUR (€) € in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Intangible Assets [Line Items]
Goodwill	€ 2,978	€ 534
MAB Discovery
Disclosure Of Intangible Assets [Line Items]
Goodwill	2,205
JPT Peptide Technologies
Disclosure Of Intangible Assets [Line Items]
Goodwill	534	€ 534
reBOOST
Disclosure Of Intangible Assets [Line Items]
Goodwill	€ 239